UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

BP Capital TwinLine Energy Fund
Schedule of Investments
February 28, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS - 83.8%
Agricultural Products - 2.6%
Nutrien Ltd. (1)	72,636	$3,577,323

Building Materials - 2.1%
Summit Materials, Inc. - Class A (1)	93,646	2,962,023

Chemicals - 3.5%
Huntsman Corp.	149,930	4,838,241

Downstream - 5.6%
Andeavor	45,609	4,087,479
Valero Energy Corp.	40,548	3,666,350
		7,753,829
Exploration & Production - 37.4%
Anadarko Petroleum Corp.	87,033	4,964,362
Cimarex Energy Co.	29,149	2,800,927
Continental Resources, Inc. (1)	75,670	3,595,082
Diamondback Energy, Inc. (1)	39,804	4,961,171
EOG Resources, Inc.	47,553	4,822,825
Jagged Peak Energy, Inc. (1)	243,306	2,992,664
Oasis Petroleum, Inc. (1)	425,779	3,355,138
Occidental Petroleum Corp.	47,442	3,112,195
Parsley Energy, Inc. - Class A (1)	219,698	5,553,965
Pioneer Natural Resources Co.	26,899	4,579,017
RSP Permian, Inc. (1)	145,783	5,584,947
WPX Energy, Inc. (1)	372,321	5,260,896
		51,583,189
Metals & Mining - 6.2%
Alcoa Corp. (1)	101,744	4,575,428
Pan American Silver Corp.	258,417	3,912,433
		8,487,861
Midstream - 5.0%
Antero Midstream GP LP	201,970	3,736,445
Targa Resources Corp.	69,848	3,118,713
		6,855,158
Oil Services - 21.4%
Forum Energy Technologies, Inc. (1)	318,425	3,598,203
Halliburton Co.	107,024	4,968,054
MRC Global, Inc. (1)	251,543	4,158,006
Patterson-UTI Energy, Inc.	272,070	4,916,305
ProPetro Holding Corp. (1)	318,111	5,131,130
Quanta Services, Inc. (1)	108,210	3,726,752
U.S. Silica Holdings, Inc.	114,509	2,964,638
		29,463,088

TOTAL COMMON STOCKS (Cost $109,005,668)		115,520,712

PARTNERSHIPS & TRUSTS - 13.0%
Midstream - 13.0%
Energy Transfer Partners LP	157,405	2,866,345
Enterprise Products Partners LP	139,157	3,537,371
MPLX LP	92,194	3,183,459
Phillips 66 Partners LP	83,054	4,081,273
Williams Partners LP	116,994	4,239,863
TOTAL PARTNERSHIPS & TRUSTS (Cost $18,312,217)		17,908,311

SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.255% (2)	4,065,759	4,065,759
TOTAL SHORT-TERM INVESTMENTS (Cost $4,065,759)		4,065,759

Total Investments (Cost $131,383,644) - 99.7%		137,494,782
Other Assets in Excess of Liabilities - 0.3%		345,390
TOTAL NET ASSETS - 100.0%		$137,840,172

(1)	Non-income producing security.
(2)	The rate quoted is the annualized seven-day yield as of February 28, 2018.

Summary of Fair Value Exposure at February 28, 2018 (Unaudited)

The BP Capital TwinLine Energy Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2018. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$115,520,712	$–	$–	$115,520,712
Partnerships & Trusts	17,908,311	–	–	17,908,311
Short-Term Investments	4,065,759	–	–	4,065,759
Total Investments	$137,494,782	$–	$–	$137,494,782

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of February 28, 2018.

BP Capital TwinLine MLP Fund
Schedule of Investments
February 28, 2018 (Unaudited)
	Shares	Value
COMMON STOCKS - 11.0%
Gathering & Processing - 8.0% (1)
Antero Midstream GP LP	285,133	$5,274,961
Targa Resources Corp.	95,516	4,264,789
		9,539,750
Natural Gas/NGL Transportation - 3.0% (1)
Kinder Morgan, Inc.	216,885	3,513,537

TOTAL COMMON STOCKS (Cost $14,543,995)		13,053,287

PARTNERSHIPS & TRUSTS - 86.8%
Crude Oil & Refined Products - 56.1% (1)
Andeavor Logistics LP	71,803	3,337,404
BP Midstream Partners LP	168,390	3,209,513
Buckeye Partners LP	93,446	4,186,381
Enbridge Energy Partners LP	320,615	4,010,894
Enterprise Products Partners LP	378,217	9,614,276
Hess Midstream Partners LP	172,007	3,436,700
Holly Energy Partners LP	122,351	3,597,119
Magellan Midstream Partners LP	106,096	6,626,756
PBF Logistics LP	152,869	2,988,589
Phillips 66 Partners LP	130,090	6,392,623
Plains All American Pipeline LP	210,572	4,443,069
Shell Midstream Partners LP	236,996	5,699,754
TC PipeLines LP	71,621	3,518,740
Valero Energy Partners LP	147,625	5,687,991
		66,749,809
Gathering & Processing - 9.7% (1)
MPLX LP	190,906	6,591,984
Rice Midstream Partners LP	112,168	2,132,314
Western Gas Partners LP	61,539	2,864,640
		11,588,938
Natural Gas/NGL Transportation - 21.0% (1)
Dominion Energy Midstream Partners LP	109,876	2,768,875
Energy Transfer Partners LP	272,518	4,962,553
EQT Midstream Partners LP	75,669	4,655,157
Spectra Energy Partners LP	160,483	6,305,377
Williams Partners LP	173,330	6,281,479
		24,973,441

TOTAL PARTNERSHIPS & TRUSTS (Cost $107,511,919)		103,312,188

SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.255% (2)	2,845,289	2,845,289
TOTAL SHORT-TERM INVESTMENTS (Cost $2,845,289)		2,845,289

Total Investments (Cost $124,901,203) - 100.2%		119,210,764
Liabilities in Excess of Other Assets - (0.2)%		(264,978)
TOTAL NET ASSETS - 100.0%		$118,945,786

(1) Sub-classification for the Midstream category.
(2) The rate quoted is the annualized seven-day yield as of February 28, 2018.

Summary of Fair Value Exposure at February 28, 2018 (Unaudited)

The BP Capital TwinLine MLP Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2018. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,053,287	$–	$–	$13,053,287
Partnerships & Trusts	103,312,188	–	–	103,312,188
Short-Term Investments	2,845,289	–	–	2,845,289
Total Investments	$119,210,764	$–	$–	$119,210,764

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of February 28, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President/Principal Executive Officer

Date                                                        April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President/Principal Executive Officer

Date                                                        April 16, 2018

By (Signature and Title) /s/ Aaron J. Perkovich
                                           Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                        April 17, 2018